Prospectus Supplement

March 28, 2024

Morgan Stanley Institutional Liquidity Funds

Supplement dated March 28, 2024 to the Morgan Stanley Institutional Liquidity Funds Prospectuses dated February 28, 2024

Prime Portfolio
Government Portfolio
Government Securities Portfolio
Treasury Portfolio
Treasury Securities Portfolio
(the "Funds")

Effective immediately, the below changes are made to each Fund's Prospectus. There are no changes to each Fund's investment objective or principal investment strategies in connection with the changes described below.

The sections of each Prospectus titled "Fund Summary—Government Portfolio—Principal Risks—Credit and Interest Rate Risk", "Fund Summary—Government Securities Portfolio—Principal Risks—Credit and Interest Rate Risk" and "Fund Summary—Treasury Portfolio—Principal Risks—Credit and Interest Rate Risk" are hereby deleted and replaced with the following:

Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). For example, during periods when interest rates are low, the Fund's yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable NAV of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument's liquidity and make it more difficult for the Fund to sell at an advantageous price or time.

The section of each Prospectus titled "Fund Summary—Prime Portfolio—Principal Risks—Credit and Interest Rate Risk" is hereby deleted and replaced with the following:

Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In the case of revenue bonds, notes or commercial paper, for example, the credit risk is the possibility that the user fees from a project or other specified revenue sources are insufficient to meet interest and/or principal payment obligations. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). For example, during periods when interest rates are low, the Fund's yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or minimize the volatility of the Fund's net asset value per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument's liquidity and make it more difficult for the Fund to sell at an advantageous price or time.

The sections of each Prospectus titled "Fund Summary—Prime Portfolio—Principal Risks—Fixed-Income Securities", "Fund Summary—Government Portfolio—Principal Risks—Fixed-Income Securities", "Fund Summary—Government Securities Portfolio—Principal Risks—Fixed-Income Securities", and "Fund Summary—Treasury Portfolio—Principal Risks—Fixed-Income Securities" are hereby deleted and replaced with the following:

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

The sections of each Prospectus titled "Fund Summary—Treasury Portfolio—Principal Risks—U.S. Government Securities" are hereby deleted and replaced with the following:

U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

The section of each Prospectus titled "Fund Summary—Treasury Securities Portfolio—Principal Risks" is deleted in its entirety and replaced with the following.

Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable or unwilling or perceived to be unable or unwilling to make interest payments and/or repay the principal on its debt. In such instances, the value of the Fund could decline and the Fund could lose money. Interest rate risk refers to the decline in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility, increased redemptions, shortened durations (i.e., prepayment risk) and extended durations (i.e., extension risk). For example, during periods when interest rates are low, the Fund's yield (and total return) also may be low or otherwise adversely affected or the Fund may be unable to maintain positive returns or a stable NAV of $1.00 per share. Credit ratings may not be an accurate assessment of liquidity or credit risk. Although credit ratings may not accurately reflect the true credit risk of an instrument, a change in the credit rating of an instrument or an issuer can have a rapid, adverse effect on the instrument's liquidity and make it more difficult for the Fund to sell at an advantageous price or time.

Fixed-Income Securities. Fixed-income securities are subject to the risk of the issuer's inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity (i.e., interest rate risk), market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). The Fund may face a heightened level of interest rate risk in times of monetary policy change and/or uncertainty, such as when the Federal Reserve Board adjusts a quantitative easing program and/or changes rates. A changing interest rate environment increases certain risks, including the potential for periods of volatility and increased redemptions The Fund may be subject to certain liquidity risks that may result from the lack of an active market and the reduced number and capacity of traditional market participants to make a market in fixed-income securities.

U.S. Government Securities. The U.S. government securities in which the Fund invests can be subject to two types of risk: credit risk and interest rate risk. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. While the credit risk associated with these U.S. government securities generally is considered to be minimal, the interest rate risk can be substantial.

Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund's investments, which change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These events may be sudden and unexpected, and could adversely affect the liquidity of the Fund's investments, which may in turn impact valuation, the Fund's ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments, adversely affect the Fund's ability to maintain a stable $1.00 share price and exacerbate pre-existing risks to the Fund.

Liquidity. The Fund may make investments that are illiquid or that may become illiquid or less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund's ability to maintain a stable $1.00 share price.

Large Shareholder Transactions Risk. The Fund may experience adverse effects when shareholders purchase or redeem large amounts of shares of the Fund, which may occur rapidly or unexpectedly. Such larger than normal shareholder redemptions may negatively impact the Fund's NAV and liquidity.

Stable NAV Risk. The Fund may not be able to maintain a stable $1.00 share price at all times. If the Fund or another money market fund fails to maintain a stable NAV (or if there is a perceived threat of the inability to maintain a stable NAV), the Fund could be subject to increased redemptions, which may adversely impact the Fund's ability to maintain a stable $1.00 share price.

Money Market Fund Regulation. In July 2023, the SEC recently adopted changes to the rules that govern money market funds. These changes have a remaining phase-in period ranging from April 2, 2024 to October 2, 2024. These changes may affect the investment strategies, performance, yield, operating expenses and continued viability of the Fund. As of the date of this prospectus, the Adviser is evaluating the potential impact of these regulatory changes and expects to update investors in the future as the regulatory compliance deadlines approach.

The first sentence of the section of each Prospectus titled "Details of the Funds—Treasury Securities Portfolio—Approach" is hereby deleted and replaced with the following:

The Fund has adopted a policy to invest exclusively in U.S. Treasury obligations, which are backed by the full faith and credit of the United States and, accordingly, qualifies as a "government money market fund" under federal regulations.

The following paragraph is added after the first paragraph in the section of each Prospectus titled "Additional Information About Fund Investment Strategies and Related Risks—Additional Risks and Investment Strategies of the Funds—Tax-Exempt Variable Rate Demand Notes":

Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a "demand feature") and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. In addition, the purchase of variable rate and floating rate obligations should allow the Fund to sell obligations before maturity at a price of approximately the full principal amount of the obligations. The principal benefit to the Fund of purchasing obligations with a demand feature is that liquidity, and the Fund's ability to repay the full principal amount of an obligation before maturity, is enhanced. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether an obligation meets the Fund's investment quality requirements. Certain of the variable rate obligations may be in the form of preferred shares of registered closed-end investment companies.

The first sentence of the section of each Prospectus titled "Additional Information About Fund Investment Strategies and Related Risks—Additional Risks and Investment Strategies of the Funds—Temporary Defensive Investments" is hereby deleted and replaced with the following:

Under adverse or unstable market conditions or abnormal circumstances or when the Adviser believes that changes in market, economic, political or other conditions warrant, each Fund may, in the discretion of the Adviser, take temporary positions that are inconsistent with the Fund's principal investment strategies.

Please retain this supplement for future reference.

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